Benefit Programs - Net Actuarial Losses Included in Other Comprehensive Income or Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss) included in other comprehensive income or loss	$ 9.9	$ (12.7)	$ (6.0)
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss) included in other comprehensive income or loss	$ (16.5)	$ (6.2)	$ (3.6)